UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

(Unaudited)

August 31, 2013

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (48%)
	---------- ALABAMA (7%)--------
$776	University of Alabama	3.00%	05/01/2021	12.27%	$554
131	University of Montevallo	3.00	05/01/2023	12.3	89

					643
	---------- CALIFORNIA (8%)--------
213	Azusa Pacific University	3.00	04/01/2017	12.96	172
110	Monterey Peninsula College	3.00	10/01/2018	11.95	87
190	San Diego State University	3.00	11/01/2021	11.93	137
395	San Francisco State University	3.00	11/01/2021	11.93	283

					679
	---------- MASSACHUSETTS (4%)--------
107	Atlantic Union College	3.00	11/01/2023	12.68	70
429	Boston University	3.00	12/31/2022	11.87	284

					354
	---------- NEBRASKA (<1%)*--------
5	University of Nebraska	3.00	07/01/2013	10.59	5

					5
	---------- NEW HAMPSHIRE (3%)--------
19	New England College	3.625	10/01/2013	12.37	18
360	New England College	3.00	04/01/2019	12.96	268

					286
	--------- NEW JERSEY (<1%)*--------
48	Fairleigh Dickinson University	3.00	11/01/2020	12.09	36

					36
	--------- NEW YORK (5%)--------
130	Long Island University	3.00	06/01/2016	12.34	104
500	Sarah Lawrence College	3.00	11/01/2021	12.64	355

					459

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

(Unaudited)

August 31, 2013

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)		Amortized Cost
	---------- NORTH CAROLINA (<1%)*--------
$39	Montreat-Anderson College	3.00%	12/01/2019	12.19%		$29

						29
	---------- OHIO (5%)--------
405	Case Western Reserve University	3.00	04/01/2016	10.54		356
89	University of Steubenville	3.00	04/01/2017	12.96		72

						428
	---------- PENNSYLVANIA (1%)--------
11	Swarthmore College	3.00	05/01/2014	12.30		11
53	Temple University	3.375	11/01/2014	11.99		51

						62
	---------- RHODE ISLAND (1%)--------
121	Community College of Rhode Island	3.00	04/01/2018	12.10		99

						99
	---------- SOUTH CAROLINA (3%)--------
192	College of Charleston	3.00	07/01/2016	12.02		156
80	Morris College	3.00	11/01/2013	12.42		78

						234
	---------- VERMONT (12%)--------
330	Middlebury College	3.00	04/01/2018	12.87		262
1,078	University of Vermont	3.00	10/01/2019	12.19		822

						1,084

	TOTAL COLLEGE & UNIVERSITY LOANS (48%)					4,398

	Allowance for Loan Losses					(55)

	Loans, net of allowance for loan losses (48%)					4,343

	INVESTMENT AGREEMENTS (80%)
2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014(C)	8.00		2,600
4,652	FNMA #786 Revenue Fund	5.00	12/01/2014(C)	5.00		4,652

	TOTAL INVESTMENT AGREEMENTS					7,252

	TOTAL INVESTMENTS (127%)				(B)	11,595

	OTHER ASSETS, LESS LIABILITIES (-27%)					(2,493)

	NET ASSETS (100.0%)					$9,102

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity as of the date of purchase.
(B)	The tax basis in all investments is approximately $13,063.
(C)	Terminates at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.
*	Rounds to less than 1%

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ Laura S Cawley, Vice President

Date	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President

Date	October 25, 2013

* Print the name and title of each signing officer under his or her signature.